Common shares (Details) (USD $) In Millions, except Share data, unless otherwise specified								0 Months Ended		1 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 21, 2012	Dec. 31, 2013 North Atlantic Restructuring	Dec. 31, 2012 North Atlantic Restructuring	Dec. 31, 2011 North Atlantic Restructuring	Mar. 31, 2011 North Atlantic Restructuring	Feb. 10, 2011 Formation of Company	Feb. 16, 2011 Private Placement	Mar. 31, 2012 Private Placement	Mar. 31, 2011 Stock Issued to Parent
Common Shares [Line Items]
Common shares, par value (in dollars per share)	$ 5.00	$ 5.00
Authorized share capital (shares)	400,000,000	400,000,000
Authorized share capital	$ 2,000.0	$ 2,000.0
Issued and fully paid share capital (shares)	230,003,000	230,003,000
Issued and fully paid share capital	1,150.0	1,150.0
Treasury shares held by Company (shares)	(2,373,863)	(2,373,863)
Treasury shares held by Company	(11.9)	(11.9)
Outstanding shares in issue (shares)	227,629,137	227,629,137
Outstanding shares in issue	1,138.1	1,138.1
Stock issued during period, shares, new issues								3,000	50,000,000	30,000,000	150,000,000
Share premium	0		834.3
Contributed surplus	834.3	834.3
Contributed deficit				$ 1,186.1	$ (1,186.1)	$ (1,186.1)	$ 1,307.1